FINANCIAL INSTRUMENTS - Derivatives Measured at Fair Value (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	€ 26	€ 39
Other financial liabilities - derivatives	65	55
Level 1
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	5	6
Other financial liabilities - derivatives	31	17
Level 2
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	21	33
Other financial liabilities - derivatives	34	38
Level 3
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	0	0
Other financial liabilities - derivatives	€ 0	€ 0